LEASES - Summary of lease cost (Details)	6 Months Ended			7 Months Ended	12 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
LEASES
Operating lease cost	¥ 2,508,388	$ 373,050	¥ 2,237,633		¥ 4,594,967	$ 723,822	¥ 2,643,917
Cash paid for operating leases	786,888	$ 110,832	¥ 2,276,956		¥ 4,587,894	$ 722,708	¥ 2,601,625
Rent reduction	¥ 988,303			¥ 2,068,108